UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      September 30, 2012
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
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Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
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Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               11/26/2012
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  73
                                                 --------------------

Form 13F Information Table Value Total:               141,036
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      307     3325 SH       Sole                     3325
Abbott Labs                    COM              002824100     1484    21650 SH       Sole                    21650
Advance Auto Parts             COM              00751Y106     3018    44100 SH       Sole                    44100
Ameren Corp                    COM              023608102     1522    46575 SH       Sole                    46575
Apache Corp                    COM              037411105      361     4180 SH       Sole                     4180
Apollo Investment Corp         COM              03761u106     1519   192750 SH       Sole                   192750
Apple Computer                 COM              037833100      200      300 SH       Sole                      300
Archer - Daniels               COM              039483102     2745   101000 SH       Sole                   101000
Ares Capital Corp              COM              04010l103      171    10000 SH       Sole                    10000
BP p.l.c                       COM              055622104     4194    99000 SH       Sole                    99000
CVS Caremark                   COM              126650100     4169    86105 SH       Sole                    86105
Cameron International          COM              13342b105     1350    24080 SH       Sole                    24080
Cardinal Health                COM              14149y108     2741    70325 SH       Sole                    70325
Caterpillar Inc.               COM              149123101     2751    31975 SH       Sole                    31975
ChevronTexaco Corp             COM              166764100     4528    38850 SH       Sole                    38850
Cisco Systems Inc              COM              17275r102     4860   254500 SH       Sole                   254500
Danaher Corp                   COM              235851102     1070    19400 SH       Sole                    19400
Deere & Co.                    COM              244199105     2911    35300 SH       Sole                    35300
Dover Corp.                    COM              260003108     1301    21875 SH       Sole                    21875
ENSCO Intl                     COM              G3157S106     6696   122725 SH       Sole                   122725
Eaton Corp                     COM              278058102     3137    66355 SH       Sole                    66355
Exelon Corp                    COM              30161n101     1445    40625 SH       Sole                    40625
FedEx                          COM              31428x106     2572    30400 SH       Sole                    30400
Fifth Street Finance           COM              31678a103      165    15000 SH       Sole                    15000
Gardner Denver                 COM              365558105     1214    20100 SH       Sole                    20100
General Dynamics               COM              369550108      238     3600 SH       Sole                     3600
General Electric               COM              369604103      794    34965 SH       Sole                    34965
Goldman Sachs                  COM              38141g104     1302    11450 SH       Sole                    11450
Halliburton Co                 COM              406216101      903    26800 SH       Sole                    26800
Hess Corp                      COM              42809h107     2133    39700 SH       Sole                    39700
Hewlett - Packard              COM              428236103     1158    67900 SH       Sole                    67900
Int'l Business Mach.           COM              459200101     4845    23355 SH       Sole                    23355
Intel Corp.                    COM              458140100     1413    62360 SH       Sole                    62360
J.P. Morgan Chase              COM              46625H100     3264    80625 SH       Sole                    80625
Johnson & Johnson              COM              478160104     3713    53880 SH       Sole                    53880
L-3 Communications             COM              502424104     2085    29075 SH       Sole                    29075
Lockheed Martin                COM              539830109      224     2400 SH       Sole                     2400
Lowe's Companies               COM              548661107      261     8616 SH       Sole                     8616
Marathon Oil                   COM              565849106     2805    94850 SH       Sole                    94850
Metlife Inc                    COM              59156r108     3174    92100 SH       Sole                    92100
Microsoft                      COM              594918104     4969   166975 SH       Sole                   166975
Mountain West Finl             COM              62450b100      404    59900 SH       Sole                    59900
Newmont Mining                 COM              651639106     3669    65500 SH       Sole                    65500
Oracle Systems                 COM              68389X105     3373   107200 SH       Sole                   107200
PennantPark Invt Corp          COM              708062104     1017    95898 SH       Sole                    95898
Pepco Holdings                 COM              713291102     1595    84375 SH       Sole                    84375
Pepsico Inc.                   COM              713448108     3668    51830 SH       Sole                    51830
Procter & Gamble               COM              742718109     2763    39835 SH       Sole                    39835
Qualcomm Inc                   COM              747525103     1904    30480 SH       Sole                    30480
Raytheon Company               COM              755111507     1012    17700 SH       Sole                    17700
SPDR Trust                     COM              78462f103     1812    12583 SH       Sole                    12583
Scana Corp                     COM              80589m102     1482    30700 SH       Sole                    30700
Schlumberger Ltd               COM              806857108     4819    66625 SH       Sole                    66625
Southwest Airlines             COM              844741108      438    50000 SH       Sole                    50000
Staples Inc.                   COM              855030102      153    13300 SH       Sole                    13300
State Street Corp              COM              857477103     1717    40920 SH       Sole                    40920
Stryker Corp                   COM              863667101      239     4300 SH       Sole                     4300
TICC Capital                   COM              87244t109     1059   101854 SH       Sole                   101854
TJX Companies Inc              COM              872540109      269     6000 SH       Sole                     6000
Target Corp                    COM              87612e106     2516    39640 SH       Sole                    39640
Transocean Ltd                 COM              040674667     2128    47400 SH       Sole                    47400
Union Pacific                  COM              907818108     1187    10000 SH       Sole                    10000
Wells Fargo                    COM              949746101     1859    53850 SH       Sole                    53850
Zimmer Holdings                COM              98956P102     3672    54300 SH       Sole                    54300
Vanguard REIT ETF              COM              922908553      650    10000 SH       Sole                    10000
Bank of NY 6.875%              PRD              09656g201     1367    53100 SH       Sole                    53100
FPC Capital I 7.10%            PRD              302552203      637    24900 SH       Sole                    24900
Harris Pref 7.375%             PRD              414567206     1284    50100 SH       Sole                    50100
JP Morgan X 7.0%               PRD              46623d200     1202    46800 SH       Sole                    46800
Merrill IV 7.12%               PRD              59021g204     1252    49950 SH       Sole                    49950
Merrill V 7.28%                PRD              59021k205      517    20600 SH       Sole                    20600
Morgan Stanley VI 6.60%        PRD              617461207      251    10000 SH       Sole                    10000
Ryl Bk Scotland 7.25%          PRD              780097879     1409    57300 SH       Sole                    57300